Notes Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Apr. 13, 2022	Apr. 13, 2020
Notes Payable [Abstract]
Notes payable		$ 38,000
Loan				$ 768,575
Bears interest			1.00%
Principal and interest	$ 400,000